BNY HAMILTON FUNDS, INC.
BNY HAMILTON FIXED INCOME FUNDS

Supplement dated March 31, 1997
to the Prospectus dated
March 31, 1997


Investor Shares of the Intermediate Investment Grade Fund will be available at a later date.




BNY HAMILTON FUNDS, INC.
BNY HAMILTON EQUITY FUNDS

Supplement dated March 31, 1997
to the Prospectus dated
March 31, 1997


Investor Shares of the Large Cap Growth Fund, Small Cap Growth Fund, and International Equity Fund will be available at a later date.




BNY HAMILTON FUNDS, INC.
BNY HAMILTON TAX-EXEMPT FUNDS

Supplement dated March 31, 1997
to the Prospectus dated
March 31, 1997


Investor Shares of the Intermediate Tax-Exempt Fund will be available at a later date.